Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	LA QUINTA HOLDINGS INC.
Entity Central Index Key	0001594617
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016